SCHEDULE OF TAX RECONCILIATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense
Loss before income tax	$ (38,484)	$ (19,263)	$ (18,057)
Statutory tax rate	23.00%	23.00%	23.00%
Income tax benefit at the statutory tax rate	$ 8,851	$ 4,430	$ 4,153
Current period tax losses carried forward (unrecognized)	(8,851)	(4,430)	(4,153)
Income tax expense